Revenues - geographical distribution of revenues from external customers (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Revenues
Revenues	$ 14,531,484	$ 75,009	$ 30,224,328	$ 177,219